Loss per share (Tables)	12 Months Ended
Mar. 31, 2022
Loss Per Share
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic loss per share computations:

	March 31,
	2020	2021	2022
Loss attributable to ordinary shareholders - Basic	(833,808)	(1,177,343)	(477,850)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	46,477,249	57,771,701	62,352,494
Basic loss per share	(17.94)	(20.38)	(7.66)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2020	2021	2022
Loss attributable to ordinary shareholders-Basic	(833,808)	(1,177,343)	(477,850)
Add: Loss attributable to non-controlling interest	-	(17,535)	-
Loss attributable to ordinary shareholders-Dilutive	(833,808)	(1,194,878)	(477,850)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	46,477,249	58,514,103	62,352,494

Diluted loss per share	(17.94)	(20.42)	(7.66)